Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q3
Trading Symbol	TNK
Entity Registrant Name	TEEKAY TANKERS LTD.
Entity Central Index Key	0001419945
Current Fiscal Year End Date	--12-31